TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Aircraft and engine maintenance	$ 74,874	$ 129,473
Accrued personnel expenses	86,743	97,733
Accounts payable to personnel	183,153	114,769
Others accrued liabilities	26,988	15,103
Total accrued liabilities	$ 371,758	$ 357,078